Reserves - Disclosure of Long Term Investment Revaluation Reserve (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Unrealized gain (loss) on LTIs	[1]	$ (22,913)	$ 14,539
Reallocate reserve to retained earnings upon disposal of LTIs		(45)	(3,797)
LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		(47,250)	(65,586)
Unrealized gain (loss) on LTIs	[2]	(22,913)	14,539
Reallocate reserve to retained earnings upon disposal of LTIs	[2]	(841)	3,797
Long-term investment revaluation reserve at end of period		(71,004)	(47,250)
Change in Fair Value [Member] | LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		(40,626)	(65,475)
Unrealized gain (loss) on LTIs	[2]	(26,632)	21,052
Reallocate reserve to retained earnings upon disposal of LTIs	[2]	(841)	3,797
Long-term investment revaluation reserve at end of period		(68,099)	(40,626)
Deferred Tax Recovery Expense [member] | LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		(6,624)	(111)
Unrealized gain (loss) on LTIs	[2]	3,719	(6,513)
Reallocate reserve to retained earnings upon disposal of LTIs	[2]	0	0
Long-term investment revaluation reserve at end of period		$ (2,905)	$ (6,624)

[1]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.
[2]	LTIs refers to long-term investments in common shares held.